UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Timescape Global Capital Management, LLC

Address:  World Financial Center 1
          200 Liberty St., 26th Floor
          New York, NY 10281

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rich Caruana
Title:    Chief Financial Officer
Phone:    (646) 843-4124

Signature, Place and Date of Signing:


/s/ Rich Caruana               New York, New York             February 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.                            Timescape Global Investments Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE

                                              Timescape Global Capital Management, LLC
                                                          December 31, 2008
COLUMN 1                        COLUMN  2     COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------               --------------    -----         -------   -------   --- ----   ----------   -----  ----  ------   ----

SK 26032 0001 961964